Share-Based Compensation (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Weighted average grant date fair value
Share-based liabilities paid	$ 19
Unrecognized compensation expense
Compensation cost not yet recognized related to nonvested awards (in dollars)	24
Weighted-average period for recognition of compensation cost	2 years 10 months 24 days
Maximum
Weighted average grant date fair value
Share-based liabilities paid		3
Stock options
Number of Shares
Outstanding at the beginning of the period (in shares)	13,400,000
Granted (in shares)	3,300,000
Exercised (in shares)	(4,000,000)
Cancelled/Forfeited (in shares)	(900,000)
Outstanding at the end of the period (in shares)	11,800,000	13,400,000
Vested and Exercisable at the end of the period (in shares)	6,300,000
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 10.75
Granted (in dollars per share)	$ 14.00
Exercised (in dollars per share)	$ 9.20
Cancelled/Forfeited (in dollars per share)	$ 10.07
Outstanding at the end of the period (in dollars per share)	$ 9.37	$ 10.75
Vested and Exercisable at the end of the period (in dollars per share)	$ 7.66
Weighted-Average Remaining Contractual Term
Outstanding at the end of the period	4 years 7 months 6 days
Vested and Exercisable at the end of the period	3 years 4 months 24 days
Aggregate Intrinsic Value
Outstanding at the end of the period (in dollars)	78
Vested and Exercisable at the end of the period (in dollars)	55
Additional disclosures relating to options vested
Total fair value of options that vested (in dollars)	17	30	25
Intrinsic value for options that vested (in dollars)	25	22	17
Intrinsic value for options exercised (in dollars)	27	5
Nonvested options
Outstanding at beginning of period (in shares)	4,700,000
Vested (in shares)	3,500,000
Cancelled (in shares)	900,000
Outstanding at end of period (in shares)	5,200,000	4,700,000
Weighted average grant date fair value
Outstanding at beginning of period (in dollars per share)	$ 8.14
Granted (in dollars per share)	$ 4.68
Vested (in dollars per share)	$ 4.91
Cancelled (in dollars per share)	$ 6.56
Outstanding at end of period (in dollars per share)	$ 6.04	$ 8.14
Stock options | Maximum
Additional disclosures relating to options vested
Intrinsic value for options exercised (in dollars)			$ 1